Investments - Realized Gains and Losses on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 34,287	¥ 22,962	¥ 12,540
Gross realized losses	(51,384)	(23,593)	(40,077)
Net realized gains (losses) on sales of available-for-sale securities	¥ (17,097)	¥ (631)	¥ (27,537)